Provisions and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Provisions and Contingent Liabilities [Line Items]
PROVISIONS AND CONTINGENT LIABILITIES

7       PROVISIONS AND CONTINGENT LIABILITIES

PROVISIONS

The following table summarizes the movement in provisions for the year ended December 31:

	Non-income tax provisions	Decommissioning provision	Legal provision	Total
As of January 1, 2024	3	3	2	8
Arising during the year	2	1	(1)	2
As of December 31, 2024	5	4	1	10
Non-current	—	4	—	4
Current	5	—	1	6
	Non-income tax provisions	Decommissioning provision	Legal provision	Total
As of January 1, 2023	2	3	2	7
Arising during the year	1	—	—	1
As of December 31, 2023	3	3	2	8
Non-current	—	3	—	3
Current	3	—	2	5

The timing of payments in respect of provisions is, with some exceptions, not contractually fixed and cannot be estimated with certainty. In addition, with respect to legal proceedings, given inherent uncertainties, the ultimate outcome may differ from VEON Group’s current expectations.

See “Source of estimation uncertainty” below in this Note 7 for further details regarding assumptions and sources of uncertainty. For further details regarding risks associated with income tax and non-income tax positions, please refer to “Source of estimation uncertainty” in Note 8.

The Group has recognized a provision for decommissioning obligations associated with future dismantling of its towers in Ukraine.

CONTINGENT LIABILITIES

There were no contingent liabilities as of December 31, 2024 and 2023. Any capital commitments are described in Note 10.

Other contingencies and uncertainties

There were no other contingencies and uncertainties as of December 31, 2024 and 2023.

ACCOUNTING POLICIES

Provisions are recognized when the Group has a present obligation (legal or constructive), as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant. Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

SOURCE OF ESTIMATION UNCERTAINTY

The Group may be involved in various legal proceedings, internal and external investigations, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable and/or the impact could not be estimated (no reasonable estimate could be made).

In the ordinary course of business, VEON Group may be party to various legal and tax proceedings, including as it relates to compliance with the rules of the telecom regulators in Ukraine, competition law and anti-bribery and corruption laws, including the U.S. Foreign Corrupt Practices Act (“FCPA”). Non-compliance with such rules and laws may cause VEON Group to be subject to claims, some of which may relate to the developing markets and evolving fiscal and regulatory environments in which the Group operates. In the opinion of management, VEON Group’s liability, if any, in all pending litigation, other legal proceeding or other matters, other than what is discussed in this Note, will not have a material effect upon the financial condition, results of operations or liquidity of the Group.